Segment information and revenue analysis (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues

	For the six months ended June 30, 2023	For the six months ended June 30, 2022

Standard cloud-based services	$754,323	$1,243,483
Business process outsourcing services	938,137	1,046,074
Business integration services	398,285	278,434
Other revenues	174,680	11,758
Total revenues	$2,265,425	$2,579,749